Loans (Details) ¥ in Millions										6 Months Ended
	Jun. 19, 2025 USD ($)	Jun. 19, 2025 CNY (¥)	Mar. 24, 2025 USD ($)	Mar. 24, 2025 CNY (¥)	Jan. 22, 2025 USD ($)	Jan. 22, 2025 CNY (¥)	Dec. 20, 2024 USD ($)	Sep. 12, 2024 USD ($)	Sep. 12, 2024 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Jun. 19, 2025 CNY (¥)	Mar. 24, 2025 CNY (¥)	Jan. 22, 2025 CNY (¥)	Dec. 20, 2024 CNY (¥)	Sep. 12, 2024 CNY (¥)	Dec. 22, 2023
Loans [Line Items]
Interest expenses										$ 74,745	$ 68,450
Huaxia Bank [Member]
Loans [Line Items]
Borrowing amount			$ 418,576				$ 411,043						¥ 3.0		¥ 3.0
Maturity date			Mar. 24, 2026	Mar. 24, 2026			Mar. 19, 2025
Fixed interest rate			3.50%				5.00%						3.50%		5.00%
Bank of China [Member]
Loans [Line Items]
Borrowing amount								$ 1,370,145								¥ 10.0
Maturity date								Sep. 11, 2025	Sep. 11, 2025
Fixed interest rate								3.45%								3.45%
Installment payment								$ 274,029	¥ 2.0
Mr. Gang Li. [Member] | Bank of China [Member]
Loans [Line Items]
Installment payment								$ 548,058	¥ 4.0
Tianshan Rural Commercial Bank [Member]
Loans [Line Items]
Borrowing amount			$ 1,395,253		$ 1,674,303								¥ 10.0	¥ 12.0
Maturity date			Mar. 23, 2027	Mar. 23, 2027	Jan. 19, 2028	Jan. 19, 2028
Fixed interest rate			4.50%										4.50%				5.00%
Installment payment			$ 27,905	¥ 0.2	$ 83,715	¥ 0.6
Tianshan Rural Commercial Bank [Member] | Mr. Gang Li. [Member]
Loans [Line Items]
Installment payment			$ 1,311,538	¥ 9.4	$ 1,255,728	¥ 9.0
Bank of China [Member]
Loans [Line Items]
Borrowing amount	$ 1,395,253											¥ 10.0
Maturity date	Jun. 19, 2027	Jun. 19, 2027
Installment payment	$ 41,858	¥ 0.3
Bank of China [Member] | Mr. Gang Li. [Member]
Loans [Line Items]
Installment payment	$ 1,269,680	¥ 9.1